STEIN ROE ADVISOR FUNDS

ANNUAL REPORT
JUNE 30, 2000

[BRIDGE PHOTO]


STEIN ROE ADVISOR FUND

TAX-EXEMPT FUND

   STEIN ROE ADVISOR HIGH-YIELD MUNICIPALS FUND



[STEIN ROE LOGO]
                             STEIN ROE MUTUAL FUNDS
                    ---------------------------------------
                   SENSIBLE RISKS. INTELLIGENT INVESTMENTS.(R)

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Contents
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Fund Performance............................................................   1

   How the Stein Roe Advisor High-Yield Municipals Fund has done over time

Questions & Answers.........................................................   2

   Interview with the portfolio manager and a summary of investment activity

Portfolio of Investments....................................................   3

   A complete list of investments with market values

Financial Statements........................................................  10

   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements................................................ 16

Financial Highlights......................................................... 18

   Selected per-share data

Report of Independent Auditors............................................... 19



                Must be preceded or accompanied by a prospectus.


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Fund Performance
--------------------------------------------------------------------------------

To evaluate a Fund's historical performance, one can look at the cumulative return percentage, the average annual return percentage or the growth of a hypothetical $10,000 investment. Below we compare Stein Roe Advisor High-Yield Municipals Fund with its benchmark. Each performance figure includes changes in a Fund's share price, plus reinvestment of any dividends (net investment income) and capital gain distributions (the profits the fund earns when it sells fixed-income securities that have grown in value).


                          AVERAGE ANNUAL TOTAL RETURNS
                           PERIODS ENDED JUNE 30, 2000
--------------------------------------------------------------------------------
                                                 1 Year     5 Years     10 Years
                                               ---------------------------------
STEIN ROE ADVISOR HIGH YIELD MUNICIPALS FUND      -2.37       4.71          5.71
Lehman Brothers Municipal Bond Index               3.25       5.88          7.06


Growth of a $10,000 investment for the periods ended June 30.
--------------------------------------------------------------------------------
STEIN ROE ADVISOR HIGH-YIELD MUNICIPALS FUND

[CHART DATA]


                      STEIN ROE
                        ADVISOR                 LEHMAN
                     HIGH-YIELD               BROTHERS
                     MUNICIPALS              MUNICIPAL
                           FUND             BOND INDEX

6/30/90                   10000                  10000
6/30/91                   10850                  10901
6/30/92                   11795                  12184
6/30/93                   12687.9                13641.3
6/30/94                   12774.2                13664.5
6/30/95                   13838.3                14869.6
6/30/96                   14748.9                15857
6/30/97                   16017.2                17165.2
6/30/98                   17305                  18651.7
6/30/99                   17841.5                19166.5
6/30/00                   17418.7                19789.4


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. Total return figures do not include sales charges or contingent deferred sales charges (CDSC). Class K shares may be purchased only through certain intermediaries, including certain bank trust departments, wrap fee programs and retirement plans. The Advisor currently limits expenses on Class K shares to 1.10% of average net assets. Absent this limit, total return would be less. Historical performance for Class K shares for the period prior to 2/4/98 is based on the performance of the SR&F High-Yield Municipals Portfolio, restated to reflect 12b-1 fees and any other expenses applicable to that class, without giving any effect to fee waivers and assuming reinvestment of dividends and capital gains. This graph compares the performance of the Stein Roe Advisor High-Yield Municipals Fund to the Lehman Brothers Municipal Bond Index, an unmanaged group of municipal bonds not associated with any Stein Roe fund. Unlike mutual funds, it is not possible to invest directly in an index.


1
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Questions & Answers
--------------------------------------------------------------------------------

 ---------------------------------------------------------------------------
                                  FUND DATA
 FUND OBJECTIVE:

 Seeks a high level of total return consisting of current income exempt from ordinary federal income tax and opportunities for capital appreciation.
 ---------------------------------------------------------------------------

AN INTERVIEW WITH MAUREEN NEWMAN, PORTFOLIO MANAGER OF STEIN ROE ADVISOR HIGH-YIELD MUNICIPALS FUND AND THE SR&F HIGH-YIELD MUNICIPALS PORTFOLIO

Q: HOW DID THE FUND PERFORM DURING THE 12-MONTH PERIOD ENDED JUNE 30, 2000?

A: In an extremely difficult year for the municipal bond market, the Stein Roe Advisor High-Yield Municipals Fund had a total return of negative 2.37% for the 12-month period ended June 30, 2000. The Lehman Brothers Municipal Bond Index, a broad gauge of the municipal market's performance, returned 3.25% for the same period.

Q: WHAT CAUSED THE FUND'S WEAK RETURN FOR THE PERIOD?

A: The weak return was largely attributable to rising interest rates throughout the period. Record economic growth in the United States and the recovery of several foreign economies spawned concerns that inflationary increases could be just around the corner. In an effort to slow the economy and head off inflation, the Federal Reserve Board (the Fed) increased key short-term interest rates five times during the 12-month period, for a total increase of 1.5%. Both municipal bonds and Treasurys experienced price declines as a result of the market's reaction to these interest rate hikes. However, municipal bonds are less volatile than Treasurys, and thus experienced smaller price drops than Treasury bonds as interest rates rose.

Q: DID YOU MAKE ANY CHANGES IN RESPONSE TO RISING INTEREST RATES?

A: A portfolio's price sensitivity to interest rate changes is measured by its duration. The shorter the duration, the less the Fund's value is impacted by interest rate fluctuations, and vice versa. Throughout the 12-month period, I maintained a neutral duration for the Fund. This means that the Portfolio was neither more nor less sensitive to rising interest rates than the overall high-yield market. I chose this stance because it was unclear how interest rate hikes would be interpreted--either as preemptive measures to guard against inflation or as an indication that inflationary pressures had already taken hold. As it turns out, the market reacted in a generally negative way to the rate increases, so the Portfolio's performance was not adversely impacted by this neutral stance.

Q: WERE THERE ANY SECTORS THAT HAD A SIGNIFICANT IMPACT ON THE FUND'S
PERFORMANCE?

A: During the first half of the fiscal year, there were some attractive values in the hospital sector. The industry had come under pressure due to a combination of cutbacks in Medicare reimbursement, some well-publicized problems with scattered facilities across the country, and the pullback on the part of some municipal bond insurers from lower-rated hospitals. That environment produced selective opportunities for the Portfolio to add high-yielding hospital bonds at attractive prices. Since we were underweighted in this underperforming sector, the Fund's relative performance was helped.

Q: WHAT IS YOUR OUTLOOK FOR THE YEAR AHEAD?

A: In the months to come, we anticipate stronger performance in the bond market. We believe the Fed's efforts to rein in the economy will be successful, and that economic growth will begin to slow. If this anticipated slowdown does occur, we believe that interest rates will stabilize, creating an environment in which the bond market could rally. However, there are still strong indications that things could go either way. Consumer confidence and spending remain very high. Workers continue to demand higher wages. The prices of oil and other commodities continue to rise. Any of these factors could trigger higher inflation, which would have a negative impact on the bond market.
     As for high-yield municipal bonds, we believe they will perform well relative to their investment-grade counterparts. The supply and demand imbalance which caused them to underperform during the period should subside in the months to come. In addition, we expect municipal bonds to remain an attractive alternative to taxable fixed-income securities for investors in higher tax brackets.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.

Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. Portfolio holdings are disclosed as a percentage of SR&F High-Yield Municipals Portfolio as of 6/30/00 and are subject to change. Investing in high-yield bonds involves greater credit risks than investing in higher-quality bonds. Income distributions are exempt from federal income taxes but may be subject to the federal alternative minimum tax and state and local taxes. Capital gains, if any, are also taxable. The Lehman Brothers Municipal Bond Index is an unmanaged group of investment-grade municipal bonds; it is not available for direct investments.

High-yield investing offers the potential for high income and attractive total returns, but also involves certain risks. These include credit risks associated with lower-rated bonds, changes in interest rates, and certain risks associated with foreign investments.

2
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
SR&F High-Yield Municipals Portfolio
------------------------------------------------------------------------------------------------------------------------------------

June 30, 2000, (All amounts in thousands)

MUNICIPAL BONDS - 94.2%                                                                                       Par           Value
------------------------------------------------------------------------------------------------------------------------------------
EDUCATION - 3.8%
   EDUCATION - 1.2%
   IL State Development Finance Authority, Latin School of Chicago, Series 1998, 5.650% 8/1/28...         $ 1,725        $  1,518
   MN Victoria, Holy Family Catholic High School, Series 1999 A,5.875% 9/1/29....................           1,200           1,065
   WV State University, Series 2000 A, (a) 4/1/19................................................           1,250             412
                                                                                                                      -----------
                                                                                                                            2,995
   STUDENT LOAN - 2.6%
   NE Nebhelp, Inc., Series 1993 A-6, 6.450% 6/1/18, (b).........................................           4,000           4,248
   NM State Educational Assistance Foundation, Series 1996 A-2, 6.650% 11/1/25...................           1,955           2,030
   TX Brazos Higher Educational Facilities Authority, Series 1993 C-2, 5.875% 6/1/04.............             390             391
                                                                                                                      -----------
                                                                                                                            6,669
HEALTHCARE - 19.1%
   CONGREGATE CARE RETIREMENT - 5.1%
   FL Orange County Health Facilities Authority, Orlando Lutheran Towers, Inc., Series 1996,
      8.625% 7/1/20..............................................................................           3,000           3,128
   MA State Development Finance Agency, Series 1999 A:
      5.625% 7/1/15..............................................................................             500             421
      5.750% 7/1/23..............................................................................             250             201
   NJ State Economic Development Authority, Winchester Gardens, Series 1996 A,
      8.625% 11/1/25.............................................................................           2,000           2,110
   PA Lancaster Industrial Development Authority, Garden Spot Village, Series 2000 A,
      7.625% 5/1/31..............................................................................             500             491
   TN Metropolitan Government, Nashville and Davidson County, Blakeford at Green Hills,
      Series 1998, 5.650% 7/1/24.................................................................           1,500           1,136
   TX Abilene Health Facilities Development Corp., Sears Methodist Retirement Obligation Group:
        Series 1998 A, 5.900% 11/15/25...........................................................           2,100           1,646
        Series 1999, 6.000% 11/15/29.............................................................             500             393
   WI State Health & Educational Facilities Authority:
      Attic Angel Obligated Group, 5.750% 11/15/27...............................................           1,250             984
      Clement Manor, Series 1998, 5.750% 8/15/24.................................................           3,000           2,389
                                                                                                                      -----------
                                                                                                                           12,899
   HEALTH SERVICES - 0.1%
   MA State Development Finance Agency, Boston Biomedical Research Institute, Series 1999,
      5.650% 2/1/19..............................................................................             250             217
                                                                                                                      -----------

   HOSPITAL - 10.2%
   AZ Health Facilities Authority, Phoenix Memorial Hospital, Series 1991, 8.125% 6/1/12.........           2,500           2,516
   CO La Junta, Arkansas Valley Regional Medical Center, Series 1999, 6.100% 4/1/24..............             500             434
   CO State Health Care Facilities Authority, National Jewish Medical & Research Center,
      Series 1998, 5.375% 1/1/23.................................................................             250             194
   FL Orange County Health Facilities Authority, Orlando Regional Healthcare System,
      Series 1999, 6.000% 10/1/26................................................................             875             833
   IL Southwestern Illinois Development Authority, Anderson Hospital,
      Series 1999:
        5.500% 8/15/20...........................................................................             500             402
        5.625% 8/15/29...........................................................................             250             196
   IN State Health Facilities Financing Authority, Riverview Hospital,
      Series 1999, 5.500% 8/1/24.................................................................             575             465
   KS Wichita, CSJ Health System of Wichita, Inc., Series 1991 X,
      7.000% 11/15/18............................................................................           2,000           2,102
   LA State Public Facilities Authority, Touro Infirmary, Series 1999,
      5.625% 8/15/29.............................................................................           1,500           1,243
   MA State Health & Educational Facilities Authority, Dana Farber
      Cancer Institute, Series 1995 G-1, 6.250% 12/1/22..........................................           2,000           1,944
   MI Dickinson County, Series 1999, 5.800% 11/1/24..............................................           1,300           1,004



3
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SR&F High-Yield Municipals Portfolio Continued
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                                                                                                              Par           Value
------------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - CONT.
   HOSPITALS - (CONTINUED)
   MI Flint Hospital Building Authority, Hurley Medical Center,
      Series 1998 B, 5.375% 7/1/28...............................................................         $ 1,250          $  894
   MI State Hospital Finance Authority, Detroit Medical Center,
      Series 1998 A, 5.250% 8/15/28..............................................................           1,000             705
   MN Maplewood, Healtheast, Inc., Series 1996, 5.700% 11/15/02..................................             500             486
   NC State Medical Care Commission, Stanley Memorial Hospital,
      Series 1999, 6.375% 10/1/29................................................................           1,000             994
   NH State Higher Educational & Health Facilities Authority,
      Littleton Hospital Assoc., Inc., Series 1998 A, 6.000% 5/1/28..............................           1,000             794
   OH Franklin County, Doctors Ohio Health Corp., Series 1998 A,
      5.600% 12/1/28.............................................................................           2,650           1,904
   OH Highland County Joint Township Hospital District, Series 1999,
      6.750% 12/1/29.............................................................................           1,250           1,066
   OH Miami County, Upper Valley Medical Center, Inc., Series 1996-A,
      6.375% 5/15/26.............................................................................           1,015             902
   PA Philadelphia Hospitals & Higher Education Facilities Authority,
      Temple University Hospital, Series 1997, 5.875% 11/15/23...................................           2,110           1,749
   TX Richardson Hospital Authority, Baylor Richardson Medical Center,
      Series 1998, 5.625% 12/1/28................................................................           1,200             940
   TX Tyler Health Facilities Development Corp., Mother Frances Hospital,
      Series 1997 A, 5.625% 7/1/13...............................................................           1,785           1,552
   WA State Health Care Facilities Authority, Sacred Heart Medical Center,
      Series 1992, 6.875% 2/15/12................................................................           1,500           1,575
   WV State Hospital Finance Authority, Series 2000 A, 6.750% 9/1/30.............................           1,000             996
                                                                                                                      -----------
                                                                                                                           25,890
   INTERMEDIATE CARE FACILITIES - 0.6%
   IL State Development Finance Authority, Hoosier Care, Inc., Series 1999-A, 7.125% 6/1/34......             150             133
   IN Health Facilities Financing Authority Revenue, Hoosier Care Project,
      Series A, 7.125% 6/1/34....................................................................           1,500           1,331
                                                                                                                      -----------
                                                                                                                            1,464
   NURSING HOME - 3.1%
   AK Juneau, St. Ann's Care Center, Series 1999, 6.875% 12/1/25.................................             700             631
   CO State Health Facilities Authority, Volunteers of America Care Facilities, Inc., Series 1999 A,
      5.750% 7/1/10..............................................................................           1,095             980
   IN State Health Facilities Financing Authority, Metro Health Indiana, Inc., Series 1998,
      6.400% 12/1/33.............................................................................           1,500           1,247
   MA State Development Finance Agency, Alliance Health Care Facilities, Series 1999,
      7.100% 7/1/32..............................................................................             855             783
   MN Carlton Inter-Faith Social Services, Inc., Series 2000, 7.750% 4/1/29......................             750             726
   MN Minneapolis, Walker Methodist Senior Services Group, Series 1998-C, 6.000% 11/15/28........           1,300           1,082
   MN New Hope, North Ridge Care Center, Inc., Series 1999, 5.875% 3/1/29........................             900             719
   MN Sartell, Foundation for Healthcare, Series 1999-A,
      6.625% 9/1/29..............................................................................           2,000           1,743
                                                                                                                      -----------
                                                                                                                            7,911
HOUSING - 8.2%
   ASSISTED LIVING/SENIOR - 2.4%
   DE Kent County, Heritage at Dover, Series 1999, 7.625% 1/1/30.................................           1,500           1,427
   GA Columbus Housing Authority, The Gardens at Calvary, Series 1999, 7.000% 11/15/29...........           1,000             906
   LA State Public Facilities Authority, Progressive Healthcare Providers, Inc., Series 1998,
      6.375% 10/1/28.............................................................................           2,000           1,725
   NC State Medical Care Commission, DePaul Community Facilities Project, Series 1999,
      7.625% 11/1/29.............................................................................           1,250           1,198
   NY Huntington Housing Authority, Gurwin Jewish Senior Center, Series 1999, 5.875% 5/1/19......           1,100             910
                                                                                                                      -----------
                                                                                                                            6,166



4
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                                                                                                              Par           Value
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
HOUSING - CONT.
   MULTI-FAMILY - 3.9%
   CO State Health Facilities Authority, Birchwood Manor Series 1991-A, 7.250% 4/1/11............          $  595          $  606
   FL Broward County Housing Finance Authority, Chaves Lake Apartment Project, Series 2000,
      7.500% 7/1/40..............................................................................             750             751
   FL Clay County Housing Finance Authority, Madison Commons Apartments, Series 2000-A,
      7.450% 7/1/40..............................................................................             750             746
   FL Housing Finance Agency, Palm Aire Retirement Facility Project, Series 1989-S,
      10.000% 1/1/20, (d)........................................................................           2,568           2,517
   GA Clayton County Housing Authority, Magnolia Park Apartments, Series 1999-A,
      6.250% 6/1/30..............................................................................           1,000             884
   IL State Development Finance Authority, Catholic Charities Housing Development Corp.,
      Series 1993-C, 5.950% 1/1/09...............................................................           1,400           1,334
   IL State Housing Development Authority, Series 1991-C, 7.400% 7/1/23..........................             140             145
   IN New Castle, Raintree Apartments, Series 1988-B, (a) 3/1/18, (d)............................          30,655              77
   MO State Health & Educational Facilities Authority, Lutheran Senior Services, Series 1997,
      5.750% 2/1/17..............................................................................           2,000           1,789
   OH Greater Allen County Housing Development Authority, Steiner-McBride Apartments,
      10.250% 9/1/03.............................................................................           1,130           1,130
                                                                                                                      -----------
                                                                                                                            9,979
   SINGLE FAMILY - 1.9%
   IA State Housing Finance Authority, Series 1984-A, (a) 9/1/16.................................           7,590           1,267
   ID State Housing Agency, Series 1991-B, 7.500% 7/1/24.........................................           1,405           1,448
   MT State Housing Board:
      Series 1991 B-2, 7.500% 4/1/23.............................................................             310             317
      Series 1991 B-1, 7.300% 10/1/17............................................................             285             292
   UT State Housing Finance Agency:
      Series 1991 B-2, 7.750% 1/1/23.............................................................              50              51
      Series 1991 C-3, 7.550% 7/1/23.............................................................             120             123
   WA State Housing Finance Commission:
      Series 1991 C,
        (a) 1/1/22...............................................................................             980             200
        (a) 7/1/22...............................................................................           1,090             214
        (a) 1/1/23...............................................................................           1,090             207
        (a) 7/1/23...............................................................................           1,090             199
        (a) 1/1/24...............................................................................           1,090             192
        (a) 7/1/24...............................................................................           1,090             185
                                                                                                                      -----------
                                                                                                                            4,695
INDUSTRIAL - 9.8%
   FOOD PRODUCTS - 2.2%
   IN Hammond, American Maize Products Co., Series 1994,
      8.000% 12/1/24.............................................................................           4,000           4,289
   MI State Strategic Fund, Michigan Sugar Co., Carollton Project,
      Series 1998-C, 6.550% 11/1/25..............................................................           1,500           1,309
                                                                                                                      -----------
                                                                                                                            5,598
   FOREST PRODUCTS - 4.4%
   GA Rockdale County Development Authority, Solid Waste Disposal, Visy Paper, Inc.,
      Series 1993, 7.500% 1/1/26.................................................................           1,000           1,024
   IN Jasper County, Georgia Pacific Corp., Series 1999, 5.600% 4/1/29...........................           1,000             844
   LA De Soto Parish, International Paper Co., Series-A, 7.700% 11/1/18..........................           2,500           2,689
   MS Lowndes County, Weyerhaeuser Corp., Series 1992-A, 6.800% 4/1/22...........................           5,995           6,542
                                                                                                                      -----------
                                                                                                                           11,099



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                                                                                                              Par           Value
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - CONT.
   METALS & MINING - 2.3%
   IN State Development Finance Authority, Inland Steel, Series A, 5.750% 10/1/11................         $ 5,000         $ 4,338
   NV State Department of Business & Industry, Wheeling-Pittsburgh Steel Corp., Series 1999 A,
      8.000% 9/1/14..............................................................................             250             248
   VA Greensville County Industrial Development Authority, Wheeling Steel, Series 1999 A:
        6.375% 4/1/04............................................................................             115             111
        7.000% 4/1/14............................................................................             555             505
   VA Peninsula Ports Authority, Ziegler Coal Project, Series 1997, 6.900% 5/2/22................             825             661
                                                                                                                      -----------
                                                                                                                            5,863
   OIL AND GAS - 0.9%
   TX Texas City Industrial Development Corp., Arco Pipe Line Co. Project, Series 1990,
      7.375% 10/1/20.............................................................................           2,000           2,359
                                                                                                                      -----------

OTHER - 13.7%
   REFUNDED/ESCROWED (e) CO Adams County, Series 1991B:
      11.250% 9/1/11 (b).........................................................................             325             465
      11.250% 9/1/11.............................................................................             360             527
      11.250% 9/1/11.............................................................................             220             329
      11.250% 9/1/12.............................................................................           1,440           2,189
   CO Denver City & County Airport, Series D, 7.750% 11/15/21....................................             830             881
   CO State Health Facilities Authority, Healthtone, Series 1991B, 8.500% 2/15/21................           3,250           3,396
   FL Leesburg, Leesburg Regional Medical Center, Series 1991A, 7.375% 7/1/11....................             775             829
   IL Chicago, Skyway Toll Bridge, Series 1994, 6.750% 1/1/17....................................           1,500           1,619
   IL Health Facility Authority, Edward Hospital Association Project, Series 1992, 7.000% 2/15/22             685             722
   IL Health Facility Authority, United Medical Center-Formerly, Series 1991, 8.125% 7/1/06......           2,015           2,136
   IN Indianapolis Local Public Improvement Bond Bank, Series 1999E, 6.700% 1/1/17, (b)..........           5,900           6,184
   LA State Public Facilities Authority, Womens Hospital Foundation, Series 1992, 7.250% 10/1/22.           2,300           2,459
   MS Adams County, Jefferson Davis Memorial Hospital, Series 1991, 7.900% 10/1/08...............             750             795
   NC Eastern Municipal Power Agency, Series 1991A, 6.500% 1/1/18, (b)...........................           3,320           3,678
   PA Allentown Area Hospital Authority, Sacred Heart Hospital of Allentown, Series 1991,
      7.500% 7/1/06..............................................................................           3,460           3,598
   SD State Student Loan Assistance Corp., Series 1989C, 7.450% 8/1/00...........................           2,700           2,707
   WA Quincy, Series 1990-I, 9.250% 11/1/10......................................................           2,255           2,290
                                                                                                                      -----------
                                                                                                                           34,804
OTHER REVENUE - 1.7%
   RECREATION
   CA Long Beach Aquarium of the Pacific, Series 1995-A, 6.125% 7/1/23...........................           4,750           4,400
                                                                                                                      -----------

RESOURCE RECOVERY - 0.1%
   DISPOSAL
   IL Development Finance Authority, Waste Management, Inc., Series 1997, 5.050% 1/1/10..........             250             214
                                                                                                                      -----------

TAX-BACKED - 9.5%
   LOCAL APPROPRIATED - 1.0%
   PA Philadelphia Municipal Authority, Series 1993-D, 6.250% 7/15/13............................           2,500           2,507
                                                                                                                      -----------

   LOCAL GENERAL OBLIGATIONS - 0.4%
   NY New York City, Series 1996-B, 7.250% 8/15/07...............................................           1,000           1,128
                                                                                                                      -----------

   SPECIAL NON-PROPERTY TAX - 1.2%
   MO St. Louis County Industrial Development Authority, Kiel Center Arena, Series 1992,
      7.875% 12/1/24.............................................................................           3,000           3,139



6
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                                                                                                              Par           Value
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
TAX-BACKED - CONT.
   SPECIAL PROPERTY TAX - 3.5%
   CA Orange County Community Facilities District, Ladera Ranch, Series 1999-A,
      6.500% 8/15/21.............................................................................         $ 1,000          $  980
   FL Heritage Palms Community Development District, Series 1999, 6.250% 11/1/04.................           1,000             995
   FL Heritage Springs Community Development District, Series 1999-B, 6.250% 5/1/05..............           1,050           1,043
   FL Indigo Community Development District, Series 1999-B, 6.400% 5/1/06........................           1,000             993
   FL Lexington Oaks Community Development District,
      Series 2000, 7.200% 5/1/30.................................................................             600             602
      Series 2000-D, 6.700% 5/1/07...............................................................             750             752
   FL Northern Palm Beach County Improvement District, Series 1999, 6.000% 8/1/29................             750             671
   FL Orlando, Conroy Road Interchange Project:
      Series 1998-A, 5.500% 5/1/10...............................................................             200             191
      5.800% 5/1/26..............................................................................             500             439
   FL Stoneybrook Community Development District:
      Series 1998-A, 6.100% 5/1/19...............................................................             330             309
      Series 1998-B, 5.700% 5/1/08...............................................................             875             847
   MO State Development Finance Board, Midtown Redevelopment
      Project, Series 2000-A, 5.750% 4/1/22......................................................           1,000           1,000
                                                                                                                      -----------
                                                                                                                            8,822
   STATE APPROPRIATED - 0.9%
   NY Triborough Bridge & Tunnel Authority, Javits Convention Center Project, Series E,
      7.250% 1/1/10..............................................................................           2,000           2,223
                                                                                                                      -----------

   STATE GENERAL OBLIGATIONS - 2.5%
   MA Massachusetts Bay Transportation Authority, Series 1992-B, 6.200% 3/1/16...................           5,825           6,307
                                                                                                                      -----------

TRANSPORTATION - 7.1%
   AIR TRANSPORTATION - 4.7%
   IL Chicago O'Hare International Airport, United Airlines, Inc., Series 2000-A, 6.750% 11/1/11.             800             818
   IN Indianapolis Airport Authority, Federal Express Corp., Series 1994, 7.100% 1/15/17.........           4,000           4,142
   PA Philadelphia Authority for Industrial Development, Aero Philadelphia, Series 1999,
      5.500% 1/1/24..............................................................................           1,000             831
   TX Alliance Airport Authority, AMR Corp., Series 1991, 7.000% 12/1/11.........................           4,070           4,282
   TX Houston Airport System, Continental Airline Terminal, Series B, 6.125% 7/15/17.............           2,000           1,760
                                                                                                                      -----------
                                                                                                                           11,833
   AIRPORT - 1.7%
   CO Denver City and County Airport, Series D, 7.750% 11/15/21..................................           3,170           3,330
   IN State Transportation Finance Authority, Airport Facilities Lease, Series 1992-A,
   6.250% 11/1/16................................................................................             950             964
                                                                                                                      -----------
                                                                                                                            4,294
   TOLL FACILITIES - 0.7%
   CO State Public Highway Authority, Arapahoe County, E470 Series 2000 B:
        (a) 9/1/18...............................................................................           4,000           1,369
        (a) 9/1/35...............................................................................           8,750             619
                                                                                                                      -----------
                                                                                                                            1,988
UTILITY - 21.2%
   INDEPENDENT POWER PRODUCER - 4.8%
   MI Midland County Economic Development Corp., Series 2000, 6.875% 7/23/09.....................             500             502
   PA State Economic Development Financing Authority, Northampton Generating:
        Series A, 6.500% 1/1/13..................................................................           2,000           1,932
        Series 1994-B, 6.750% 1/1/07.............................................................           3,000           3,017
   VA Pittsylvania County Industrial Development Authority, Multitrade of
      Pittsyvania, Series 1994 A:
        7.450% 1/1/09............................................................................           3,500           3,623
        7.550% 1/1/19............................................................................           3,100           3,185
                                                                                                                      -----------
                                                                                                                           12,259




7


SR&F High-Yield Municipals Portfolio Continued
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                              Par           Value
------------------------------------------------------------------------------------------------------------------------------------
UTILITY - CONT.
   INVESTOR OWNED - 6.7%
   CT State Development Authority, Connecticut Light & Power Co., Series 1993-A,
      5.850% 9/1/28..............................................................................         $ 2,900         $ 2,545
   LA Calcasieu Parish Industrial Development Board, Entergy Gulf States, Inc., Series 1999,
      5.450% 7/1/10..............................................................................             500             464
   LA West Feliciana Parish, Entergy Gulf States, Inc., Series 1999-B, 6.600% 9/1/28.............             250             233
   MS State Business Finance Corp., Systems Energy Resources, Inc. Series 1999, 5.900% 5/1/22....           1,250           1,081
   NM Farmington, Public Service Co. of New Mexico, Series 1996-A, 6.300% 12/1/16................           3,300           3,166
   NM Farmington, Tucson Electric Power Co., Series 1997-A, 6.950% 10/1/20.......................           2,000           1,978
   NV Humboldt County Pollution Control Revenue, Idaho Power Co. Project, 8.300% 12/1/14.........           2,000           2,216
   PA Beaver County Industrial Development Authority, Toledo Edison Co., Series 1995,
      7.625% 5/1/20..............................................................................           4,900           5,200
                                                                                                                      -----------
                                                                                                                           16,883
   JOINT POWER AUTHORITY - 5.4%
   GA Municipal Electric Authority, Series 1991-V, 6.600% 1/1/18.................................           4,065           4,485
   NC Eastern Municipal Power Agency, Series 1991 A, 6.500% 1/1/18...............................           1,680           1,696
   WA State Public Power Supply System, Nuclear Project No. 2:
      Series 1991-A, (a) 7/1/07..................................................................           6,945           4,775
      Series 1992-A, 6.300% 7/1/12...............................................................           2,500           2,711
                                                                                                                      -----------
                                                                                                                           13,667
   WATER & SEWER - 4.3%
   FL Tampa Bay Water Utility Systems Revenue, 6.484% 10/1/29....................................           7,500           7,416
   PA Dauphin County Industrial Development Authority, Dauphin Water Supply Co.,
      Series 1992 A, 6.900% 6/1/24...............................................................           3,200           3,503
                                                                                                                      -----------
                                                                                                                           10,919
                                                                                                                      -----------
TOTAL MUNICIPAL BONDS
   (cost of $243,261)............................................................................                         239,191
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.8%
------------------------------------------------------------------------------------------------------------------------------------
Charter Mac Equity Issue Trust, 6.625% 6/30/49 (cost of $2,000)(c)...............................           2,000           1,915
                                                                                                                      -----------
------------------------------------------------------------------------------------------------------------------------------------



8


SR&F High-Yield Municipals Portfolio Continued
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                              Par           Value
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.6%
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (g)
   IA State Higher Education Loan Authority, St. Ambrose University, Series 1999, 4.750% 10/1/09.          $  400          $  400
   IA Woodbury County, Siouxland Medical Educational Foundation, Series 1996, 4.800% 11/1/16.....           1,500           1,500
   IN State Health Facilities Financing Authority, Series 2000, 4.850% 1/12/20...................           1,300           1,300
   MI Farmington Hills Hospital Finance Authority, Botsford General Hospital, Series 1991-B,
      4.650% 2/15/16.............................................................................             800             800
                                                                                                                      -----------
                                                                                                                            4,000
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
   (cost of $249,261) (f)........................................................................                         245,106
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 3.4%............................................................                           8,541
                                                                                                                      -----------
NET ASSETS - 100.0%..............................................................................                        $253,647
                                                                                                                      ===========
------------------------------------------------------------------------------------------------------------------------------------


Notes to Investment Portfolio:
------------------------------------------------------------------------------------------------------------------------------------

(a)  Zero coupon bond.

(b) These securities, or a portion thereof, with a total market value of $14,575, are being used to collateralize open futures contracts.

(c)  This security is exempt from registration under Rule 144A of the Securities
     Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, the value of this security amounted to $1,915 or 0.1% of net assets.

(d) This issuer is in default of certain debt covenants. Income is not being accrued.

(e) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust solely for the payment of principal and interest.

(f)  Cost for financial statement and federal income tax purposes is identical.

(g) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of June 30, 2000.


Short futures contracts open at June 30, 2000:

                                    Par value                        Unrealized
                                    covered by      Expiration      depreciation
                 Type                contracts         month         at 6/30/00
                 -----               --------        ---------        ---------
            Municipal Bond             7,800         September            70
             Treasury Note            11,600         September            60
                                                                        ----
                                                                        $130
                                                                        ----



See accompanying Notes to Financial Statements.


SR&F High-Yield Municipals Portfolio
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
June 30, 2000
(All amounts in thousands)

ASSETS
Investments, at market value (cost $249,261).....................      $245,106
Interest receivable..............................................         4,834
Receivable for investments sold..................................         3,769
Cash.............................................................            65
                                                                    -----------
   Total assets..................................................       253,774
                                                                    -----------
LIABILITIES
Payable for variation margin on futures..........................            15
Accrued:
   Management fees...............................................            87
   Bookkeeping fees..............................................             2
   Transfer agent fees...........................................             1
Other............................................................            22
                                                                    -----------
   Total liabilities.............................................           127
                                                                    -----------
   Net assets applicable to investors' beneficial interest.......      $253,647
                                                                    ===========


See accompanying Notes to Financial Statements.

SR&F High-Yield Municipals Portfolio
--------------------------------------------------------------------------------
Statement of Operations
For the Year Ended June 30, 2000
(All amounts in thousands)

INVESTMENT INCOME
Interest...........................................................    $ 17,913
                                                                     ----------

EXPENSES
Management fees....................................................       1,163
Bookkeeping fees...................................................          30
Audit fees.........................................................          19
Trustees' fees.....................................................          21
Custodian fees.....................................................           7
Legal fees.........................................................           3
Transfer agent fees................................................           6
Other..............................................................          36
                                                                     ----------
   Total expenses..................................................       1,285
                                                                     ----------
   Net investment income...........................................      16,628
                                                                     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments...................................       3,144
Net change in unrealized appreciation/depreciation on investments..     (20,040)
                                                                     ----------
   Net loss on investments ........................................     (16,896)
                                                                     ----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS...............     $  (268)
                                                                     ==========

See accompanying Notes to Financial Statements.

SR&F High-Yield Municipals Portfolio
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
(All amounts in thousands)
                                                                                       YEAR             YEAR
                                                                                      ENDED            ENDED
                                                                                   JUNE 30,         JUNE 30,
                                                                                       2000             1999
                                                                               ------------     ------------
OPERATIONS
Net investment income.......................................................       $ 16,628         $ 18,389
Net realized gain on investments............................................          3,144            3,631
Net change in unrealized appreciation/depreciation on investments...........        (20,040)         (10,388)
                                                                                -----------      -----------
   Net increase (decrease) in net assets resulting from operations..........           (268)          11,632
                                                                                -----------      -----------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions...............................................................         26,251           27,867
Withdrawals.................................................................        (71,999)         (83,002)
                                                                                -----------      -----------
   Net decrease from transactions in investors' beneficial interest ........        (45,748)         (55,135)
                                                                                -----------      -----------
   Net decrease in net assets...............................................        (46,016)         (43,503)

TOTAL NET ASSETS
Beginning of period.........................................................        299,663          343,166
                                                                                -----------      -----------
End of period...............................................................       $253,647         $299,663
                                                                                ===========      ===========

See accompanying Notes to Financial Statements.


12


Stein Roe Advisor High-Yield Municipals Fund
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
June 30, 2000
(All amounts in thousands, except per-share data)

ASSETS
Investment in Portfolio, at value.......................................  $  41
Expense reimbursement due from Advisor..................................     22
Other assets............................................................      6
                                                                          -----
   Total assets.........................................................     69
                                                                          -----

LIABILITIES
Accrued:
   Bookkeeping fees.....................................................      2
Other...................................................................     10
                                                                          -----
   Total liabilities....................................................     12
                                                                          -----
   Net Assets...........................................................  $  57
                                                                          =====
ANALYSIS OF NET ASSETS
Paid-in capital.........................................................  $ 120
Undistributed net investment income.....................................      1
Accumulated net realized loss on investments and futures transactions...    (64)
                                                                          -----
   Net Assets...........................................................  $  57
                                                                          =====
Shares outstanding (unlimited number authorized)........................      6
                                                                          =====
Net asset value per share...............................................  $9.06
                                                                          =====


See accompanying Notes to Financial Statements.

Stein Roe Advisor High-Yield Municipals Fund
--------------------------------------------------------------------------------
Statement of Operations
For the Year Ended June 30, 2000
(All amounts in thousands)

INVESTMENT INCOME
Interest allocated from Portfolio.................................  $      19
                                                                    ---------

EXPENSES
Expenses allocated from Portfolio.................................          2
Service fees......................................................          1
Transfer agent fees...............................................          1
Bookkeeping fees..................................................         25
Registration fee..................................................         23
Custodian fee.....................................................          1
Audit fee.........................................................          9
Trustees' fees....................................................         12
Reports to shareholders...........................................          7
                                                                    ---------
   Total expenses.................................................         81
Reimbursement of expenses by investment Advisor...................        (77)
                                                                    ---------
   Net expenses...................................................          4
                                                                    ---------
   Net investment income..........................................         15
                                                                    ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIO
Net realized loss on investments and futures transactions.........        (35)
Net change in unrealized appreciation/depreciation on investments
   and futures transactions.......................................          7
                                                                    ---------
   Net loss on investments and futures transactions...............        (28)
                                                                    ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS..............  $     (13)
                                                                    =========


See accompanying Notes to Financial Statements.

Stein Roe Advisor High-Yield Municipals Fund
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
(All amounts in thousands)
                                                                                      YEAR ENDED      YEAR ENDED
                                                                                        JUNE 30,        JUNE 30,
                                                                                            2000            1999
                                                                                      ----------      ----------
OPERATIONS
Net investment income...............................................................       $  15        $     94
Net realized loss on investments and futures transactions allocated from
   SR&F High-Yield Municipals Portfolio.............................................         (35)            (24)
Net change in unrealized appreciation/depreciation on investments
   and futures transactions allocated from SR&F High-Yield Municipals Portfolio.....           7              (8)
                                                                                           -----        --------
   Net increase (decrease) in net assets resulting from operations..................         (13)             62
                                                                                           -----        --------

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income............................................         (16)            (95)
                                                                                           -----        --------

SHARE TRANSACTIONS
Subscriptions to fund shares........................................................         (a)           1,604
Value of distributions reinvested...................................................          13              85
Redemptions of fund shares..........................................................        (863)         (1,749)
                                                                                           -----        --------
   Net decrease from share transactions.............................................        (850)            (60)
                                                                                           -----        --------
   Net decrease in net assets.......................................................        (879)            (93)

NET ASSETS
Beginning of period.................................................................         936           1,029
                                                                                           -----        --------
End of period.......................................................................       $  57        $    936
                                                                                           =====        ========
Net of overdistributed net investment income........................................          (2)             (1)
                                                                                           -----        --------

ANALYSIS OF CHANGES IN SHARES OF BENEFICIAL INTEREST
Subscriptions to fund shares........................................................         (a)             161
Issued in reinvestment of distributions.............................................           1               9
Redemptions of fund shares..........................................................         (91)           (177)
                                                                                           -----        --------
   Net decrease in fund shares......................................................         (90)             (7)
Shares outstanding at beginning of period...........................................          96             103
                                                                                           -----        --------
Shares outstanding at end of period.................................................           6              96
                                                                                           =====        ========

(a) Rounds to less than one.

See accompanying Notes to Financial Statements.



15

Notes to Financial Statements
--------------------------------------------------------------------------------


(All amounts in thousands)


NOTE 1. ORGANIZATION
Stein Roe Advisor High-Yield Municipals Fund (the "Fund") is a series of Stein Roe Advisor Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F High-Yield Municipals Portfolio (the "Portfolio"), which seeks a high level of tax-free income by investing in long-term municipal securities principally of medium and lower quality.
    The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 2, 1998. At commencement, Stein Roe High-Yield Municipals Fund contributed $335,711 in securities and other assets in exchange for beneficial ownership of the Portfolio. On February 4, 1998, Stein Roe Advisor High-Yield Municipals Fund contributed $100 in securities and other assets. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At June 30, 2000, Stein Roe Advisor High-Yield Municipals Fund owned less than 1.0% of the Portfolio.

--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following summarizes the significant accounting policies of the Fund and the Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.
    Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The values of such securities are subject to market fluctuations during this period. There were no when-issued or delayed delivery purchase commitments as of June 30, 2000.

INVESTMENT VALUATIONS
Municipal securities are valued at a fair value using a procedure determined in good faith by the Board of Trustees, which has authorized the use of bid valuations provided by a pricing service. Other securities and assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

FUTURES CONTRACTS
The Portfolio may enter into futures contracts to either hedge against expected declines of its portfolio securities or as a temporary substitute for the purchase of individual bonds. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Portfolio seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.
    Upon entering into a futures contract, the Portfolio deposits with its custodian cash or securities in an amount sufficient to meet the initial margin requirements. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires. See the Portfolio's Investment Portfolio for a summary of open futures contracts at June 30, 2000.

FEDERAL INCOME TAXES
No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and makes distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.
    The Fund intends to utilize provisions of the federal income tax law that allows it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized gains. At June 30, 2000, the Fund had capital loss carryforwards as follows:

                    Amount        Year of Expiration
                    ------        ------------------
                      $44                2008
                       10                2007
                        2                2006

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently than generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.

--------------------------------------------------------------------------------

NOTE 3. PORTFOLIO COMPOSITION
The Portfolio invests in municipal securities including, but not limited to, general obligation bonds, revenue bonds and escrowed bonds (which are bonds that have been refinanced, the proceeds of which have been invested in U.S. government or agency obligations and set aside to pay off the original issue at the first call date or maturity). Among the Portfolio's investments are securities that are insured by private insurers who guarantee the payment of principal and interest in the event of default. At June 30, 2000, investments in these securities represented 2.3% of the Portfolio's net assets. See the portfolio of investments for additional information regarding portfolio composition.

--------------------------------------------------------------------------------

NOTE 4. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES

MANAGEMENT & ADMINISTRATION FEES
The Portfolio pays a monthly management fee and the Fund pays a monthly administrative fee to Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment advisor and manager.
    The management fee for the Portfolio is computed at an annual rate of 0.45% of the first $100 million of average daily net assets, 0.425%of the next $100 million, and 0.40% thereafter. The administrative fee for the Fund is computed at an annual rate of 0.15% of the first $100 million of average daily net assets, 0.125% of the next $100 million, and 0.10% thereafter.

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services to the Fund and Portfolio for a monthly fee equal to $25 annually plus 0.0025% of the Fund and Portfolio's average daily net assets over $50 million.

EXPENSE LIMIT
The Advisor has agreed to reimburse the Fund to the extent that expenses exceeded 1.10% of average annual net assets. This expense limitation expires on January 31, 2001.

12B-1 FEE
Shares of the Fund are distributed by Liberty Funds Distributor, Inc. (the "Distributor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company. The trustees of the Trust have adopted a plan of distribution and service pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan provides that, as compensation for services and/or distribution, the Distributor receives from the Fund a fee at an annual rate not to exceed 0.25% of average daily net assets.

TRANSFER AGENT FEE
Transfer agent fees are paid to Liberty Funds Services, Inc., (the Transfer Agent), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company. The Transfer Agent provides shareholder services for a monthly fee equal to 0.30% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

OTHER
Certain officers and trustees of the Trust are also officers of the Advisor. No remuneration was paid to any other trustee or officer of the Trust who is affiliated with the Advisor.

--------------------------------------------------------------------------------

NOTE 5. LINE OF CREDIT
The Liberty-Stein Roe Municipals Trust (excluding Stein-Roe High Yield Municipals Fund and Stein-Roe Municipal Money Market Fund), the Liberty Stein-Roe Investment Trust and the SR&F Base Trust (collectively, the "Trusts"), participate in unsecured line of credit agreements provided by the custodian bank consisting of two components. The committed line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trusts. The uncommitted line of credit permits the Trusts to borrow from the custodian at the custodian's sole discretion. The aggregate borrowings available to the Trusts for the

Notes to Financial Statements Continued
--------------------------------------------------------------------------------

committed and uncommitted lines of credit are $200 million and $100 million, respectively. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each Trust and, ultimately, the Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 5% per year. In addition, a commitment fee of 0.10% per annum on each Fund's borrowings shall be paid quarterly by the Fund based on the relative asset size of the Fund. For the year ended June 30, 2000, the Trusts had no borrowings under the agreement.

--------------------------------------------------------------------------------

NOTE 6. INVESTMENT TRANSACTIONS
The Portfolio's aggregate cost of purchases and proceeds from sales or maturity of securities, excluding short-term obligations, for the year ended June 30, 2000, were $38,352 and $74,363, respectively.
    Unrealized appreciation (depreciation) at June 30, 2000 for both financial statement and federal income tax purposes was:

Gross unrealized appreciation......        $ 8,320
Gross unrealized depreciation......        (12,475)
                                          --------
  Net unrealized depreciation......      $  (4,155)
                                          ========


Financial Highlights
--------------------------------------------------------------------------------

Stein Roe Advisor High-Yield Municipals Fund



Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.
                                                                                        YEAR           YEAR        PERIOD
                                                                                       ENDED          ENDED         ENDED
                                                                                    JUNE 30,       JUNE 30,      JUNE 30,
                                                                                        2000           1999       1998 (d)
                                                                                    --------       --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD........................................        $   9.75        $  9.94       $ 10.00
                                                                                    --------        -------       -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income....................................................            0.17           0.48          0.20
   Net realized and unrealized loss.........................................           (0.39)         (0.18)        (0.06)
                                                                                    --------        -------       -------
     Total from investment operations.......................................           (0.23)          0.30          0.14
                                                                                    --------        -------       -------
DISTRIBUTIONS
   Net investment income....................................................           (0.46)         (0.49)        (0.20)
                                                                                    --------        -------       -------
NET ASSET VALUE, END OF PERIOD..............................................        $   9.06        $  9.75       $  9.94
                                                                                    ========        =======       =======


Ratio of net expenses to average net assets (a).............................           1.10%          1.10%         1.10%(e)
Ratio of net investment income to average net assets (b)....................           4.97%          4.88%         5.13%(e)
Total return (d)............................................................         (2.37)%          3.08%(c)      1.42%(f)
Net assets, end of period (000's)...........................................        $    57         $  936        $1,029


(a) If the Fund had paid all of its expenses and there had been no reimbursement by the Advisor, this ratio would have been 11.92% and 5.97% for June 30, 2000 and 1999, respectively, and 16.25% (annualized) for the period ended June 30, 1998.

(b)  Computed giving effect to Advisor's expense limitation undertaking.

(c) 0.50% of the return for the fiscal year ended June 30, 1999 is attributable to a one-time revaluation of a portfolio security reflecting the restructuring of this security. Absent this revaluation, the total return for the Fund for this period would have been 2.58%.

(d)  From commencement of operations on February 4, 1998.

(e)  Annualized.

(f)  Not annualized.


--------------------------------------------------------------------------------
Federal Income Tax Information (unaudited)
    For the taxable year ended June 30, 2000, 85% of distributions from net investment income quality as exempt-interest dividends for Federal income tax purposes.

--------------------------------------------------------------------------------
SR&F High-Yield Municipals Portfolio
                                                                                   YEAR           YEAR         PERIOD
                                                                                  ENDED          ENDED          ENDED
                                                                               JUNE 30,       JUNE 30,       JUNE 30,
                                                                                   2000           1999       1998 (a)
                                                                               --------       --------       --------
SELECTED RATIOS
Ratio of net expenses to average net assets.................................      0.47%          0.45%          0.47%(b)
Ratio of net investment income to average net assets........................      6.11%          5.55%          5.72%(b)
Portfolio turnover rate.....................................................        14%            19%             3%(c)


(a) From commencement of operations on February 2, 1998.
(b) Annualized.
(c) Not annualized.


19

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Report of Ernst & Young LLP, Independent Auditors
--------------------------------------------------------------------------------

To the Shareholders, Holders of Investors' Beneficial Interests and Board of Trustees of Liberty-Stein Roe Advisor Trust and SR&F Base Trust

Stein Roe Advisor High-Yield Municipals Fund
SR&F High-Yield Municipals Portfolio

We have audited the accompanying statement of assets and liabilities of Stein Roe Advisor High-Yield Municipals Fund (a series of Liberty-Stein Roe Advisor Trust formerly, Stein Roe Advisor Trust), and the accompanying statement of assets and liabilities, including the portfolio of investments, of SR&F High-Yield Municipals Portfolio(a series of SR&F Base Trust) as of June 30, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned series of Liberty-Stein Roe Advisor Trust and SR&F Base Trust at June 30, 2000, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


/S/ ERNST & YOUNG LLP
Boston, Massachusetts
August 18, 2000


20
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To Contact Us. . .
--------------------------------------------------------------------------------

BY PHONE 800-338-2550

You can discuss your investment questions with a Stein Roe account representative by calling us toll free. We'll be happy to answer questions about your current account, or to provide you with information about opening a Stein Roe account, including Stein Roe Traditional, Roth and Education IRAs. We're available Monday through Friday, from 8 a.m. to 8 p.m. ET, and Saturdays from 10 a.m. to 2 p.m. ET.

STEIN ROE'S FUNDS-ON-CALL(R)
24-HOUR SERVICE LINE
Using a touch-tone phone, call our toll-free number, day or night, for your current account balance, the latest Stein Roe Fund prices and yields, and other information. In addition, if you have a Personal Identification Number (PIN), you may place orders for the following transactions 24 hours a day:

o    Exchange shares between your Stein Roe accounts;

o    Purchase fund shares by electronic transfer;

o    Order additional account statements and money market fund checks;

o    Redeem shares by check, wire or electronic transfer.

RETIREMENT PLAN ACCOUNTS
Call us for information about how we can assist you with your defined contribution plan, including 401(k) plans. You can reach us toll free at 800-322-1130. For information on Traditional, Roth and Education IRA plans, call us toll free at 800-338-2550.

BY MAIL OR E-MAIL
If you prefer to contact us by mail, please address all correspondence to: P.O. Box 8900, Boston, MA 02205-8900. To contact us by email, send correspondence directly to: comments@steinroe.com or visit us at www.steinroe.com on the Internet.

ADDITIONAL REPORTS
The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call 800-338-2550 and additional reports will be sent to you.

Must be preceded or accompanied by a prospectus.


21
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Liberty-Stein Roe Advisor Funds
--------------------------------------------------------------------------------

TRUSTEES
John A. Bacon, Jr.
Private Investor

William W. Boyd
Chairman and Director, Sterling Plumbing Group Inc.

Lindsay Cook
Executive Vice President, Liberty Financial Companies, Inc.

Douglas A. Hacker
Executive Vice President and Chief Financial Officer, United Airlines

Janet Langford Kelly
Executive Vice President, Secretary and General Counsel, Kellogg Company

Charles R. Nelson
Van Voorhis Professor of Political Economy, University of Washington

Thomas C. Theobald
Managing Director, William Blair Capital Partners


OFFICERS
Stephen E. Gibson, President
William D. Andrews, Executive Vice President
Kevin M. Carome, Executive Vice President
Loren A. Hansen, Executive Vice President
Joseph Palombo, Executive Vice President
Nancy L. Conlin, Senior Vice President, Secretary
Pamela McGrath, Senior Vice President, Treasurer
J. Kevin Connaughton, Controller


AGENTS AND ADVISORS
Stein Roe & Farnham Incorporated
   Investment Advisor

State Street Bank and Trust Company
   Custodian

Liberty Funds Services, Inc.
   Transfer Agent

Bell, Boyd & Lloyd, LLC
   Legal Counsel to the Trust

Ernst & Young LLP
   Independent Auditors




22
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                               Stein Roe & Farnham
                             One South Wacker Drive
                             Chicago, IL 60606-1130
                                www.steinroe.com

                      Liberty Funds Distributor, Inc. 8/00
                        S98-02/459C-0700 (8/00) 00/1459